Consolidated Statements of Changes In Shareholders’ Equity - USD ($)	Preferred shares	Ordinary shares		Treasury shares		Additional paid-in capital	Share subscription receivable	Statutory reserves	Retained earnings	Accumulated other comprehensive income(loss)	Total
Balance at Dec. 31, 2020		$ 1,503	[1]	$ (481)	[1]	$ 18,884,992		$ 112,347	$ 13,647,770	$ 923,115	$ 33,569,246
Balance (in Shares) at Dec. 31, 2020		6,010,946	[1]	(1,922,000)	[1]
Issuance of ordinary share through initial public offering, net		$ 30	[1]			2,999,970	(1,000,000)				2,000,000
Issuance of ordinary share through initial public offering, net (in Shares)		120,000	[1]
Net income (loss)									11,444,273		11,444,273
Foreign currency translation										174,841	174,841
Balance at Dec. 31, 2021		$ 1,533	[1]	$ (481)	[1]	21,884,962	(1,000,000)	112,347	25,092,043	1,097,956	47,188,360
Balance (in Shares) at Dec. 31, 2021		6,130,946	[1]	(1,922,000)	[1]
Share subscription received							1,000,000				1,000,000
Amortization of shares issued for consulting fees		$ 9	[1]			464,805					464,814
Amortization of shares issued for consulting fees (in Shares)		36,456	[1]
Statutory reserve								12,410	(12,410)
Net income (loss)									3,235,686		3,235,686
Foreign currency translation										(2,273,012)	(2,273,012)
Balance at Dec. 31, 2022		$ 1,542	[1]	$ (481)	[1]	22,349,767		124,757	28,315,319	(1,175,056)	49,615,848
Balance (in Shares) at Dec. 31, 2022		6,167,402	[1]	(1,922,000)	[1]
Amortization of shares issued for consulting fees						92,960					92,960
Additional rounding shares issued due to share reconsolidation		$ 1				(1)
Additional rounding shares issued due to share reconsolidation (in Shares)		23,938	[1]
Statutory reserve								28,280	(28,280)
Net income (loss)									(3,598,480)		(3,598,480)
Foreign currency translation										(560,679)	(560,679)
Balance at Dec. 31, 2023		$ 1,543	[1]	$ (481)	[1]	$ 22,442,726		$ 153,037	$ 24,688,559	$ (1,735,735)	$ 45,549,649
Balance (in Shares) at Dec. 31, 2023		6,191,340	[1]	(1,922,000)	[1]

[1]	Shares and per share data are presented on a retroactive basis to reflect the share consolidation effected on October 10, 2023.